Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.135	£ 0.135	£ 0.135
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.063	£ 0.060	£ 0.060